Income Tax Expense - Disclosure of Deferred Tax Assets Liability Adjustments (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Deferred tax assets for tax losses not recognised comprises:
Carried forward tax losses benefit	$ 36,282,319	$ 35,493,421	$ 33,754,731
Total deferred tax assets for tax losses not recognized	$ 36,282,319	$ 35,493,421	$ 33,754,731